Schedule of Investments (unaudited) May 31, 2020	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 29.6%
Alumina Ltd.	756,279	$745,497
BHP Group Ltd.	900,864	20,714,494
BHP Group PLC	645,507	12,618,616
BlueScope Steel Ltd.	154,683	1,132,544
Champion Iron Ltd.(a)	91,006	169,147
Fortescue Metals Group Ltd.	517,446	4,774,381
IGO Ltd.	163,251	543,997
Iluka Resources Ltd.	128,979	703,766
Jupiter Mines Ltd.	357,102	66,372
Lynas Corp. Ltd.(a)	212,823	291,020
Mineral Resources Ltd.	48,807	609,408
Mount Gibson Iron Ltd.	122,859	55,456
Orocobre Ltd.(a)(b)	63,495	99,048
OZ Minerals Ltd.	99,297	620,904
Perenti Global Ltd.	175,032	138,262
Pilbara Minerals Ltd.(a)(b)	509,031	87,853
Rio Tinto Ltd.	113,526	7,038,489
Sandfire Resources Ltd.	51,255	149,021
Sims Ltd.	53,397	275,761
South32 Ltd.	1,500,318	1,902,190
Western Areas Ltd.	84,762	128,284

		52,864,510

Austria — 0.4%
voestalpine AG	35,649	695,335

Belgium — 0.1%
Bekaert SA	11,628	249,116

Brazil — 6.2%
Cia. Siderurgica Nacional SA	214,200	407,016
Vale SA	1,094,039	10,676,302

		11,083,318

Canada — 2.9%
Altius Minerals Corp.	11,934	88,068
ERO Copper Corp.(a)(b)	19,737	228,899
First Quantum Minerals Ltd.	179,469	1,047,833
Hudbay Minerals Inc.	70,839	191,678
Ivanhoe Mines Ltd., Class A(a)	183,753	405,474
Labrador Iron Ore Royalty Corp.	19,431	315,040
Largo Resources Ltd.(a)	89,964	58,579
Lithium Americas Corp.(a)(b)	14,841	60,880
Lundin Mining Corp.	203,031	931,281
Stelco Holdings Inc.(b)	10,863	56,429
Teck Resources Ltd., Class B	148,257	1,402,982
Turquoise Hill Resources Ltd.(a)	306,459	228,370
Wallbridge Mining Co. Ltd.(a)	115,668	112,973

		5,128,486

Chile — 0.1%
CAP SA	20,655	133,519

China — 2.0%
Aluminum Corp. of China Ltd., Class A(a)	244,800	95,676
Aluminum Corp. of China Ltd., Class H(a)	1,224,000	225,819
Angang Steel Co. Ltd., Class A	107,183	36,804
Baoshan Iron & Steel Co. Ltd., Class A	336,663	229,793
China Hongqiao Group Ltd.	535,500	235,590
China Metal Recycling Holdings Ltd.(a)(c)	132,000	0	(d)
China Molybdenum Co. Ltd., Class A	275,400	131,469
China Molybdenum Co. Ltd., Class H	1,248,000	383,207

Security	Shares	Value

China (continued)
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	61,270	$86,805
China Oriental Group Co. Ltd.	306,000	84,090
China Zhongwang Holdings Ltd.	489,600	92,222
Ganfeng Lithium Co. Ltd., Class A	15,300	105,713
GEM Co. Ltd., Class A	76,399	46,495
Guangdong HEC Technology Holding Co. Ltd., Class A(a)	61,200	54,159
Guangdong Hongda Blasting Co. Ltd.	15,300	71,330
Hesteel Co. Ltd., Class A	198,900	55,804
Hunan Valin Steel Co. Ltd., Class A	107,100	56,807
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	887,498	136,267
Inner Mongolia Eerduosi Resources Co. Ltd., Class B	61,296	39,904
Jiangsu Shagang Co. Ltd.	45,900	86,557
Jiangxi Copper Co. Ltd., Class A	76,500	136,146
Jiangxi Copper Co. Ltd., Class H	306,000	280,299
Jinchuan Group International Resources Co. Ltd.(b)	765,000	55,270
Jinduicheng Molybdenum Co. Ltd., Class A	61,200	51,767
Maanshan Iron & Steel Co. Ltd., Class A	122,400	44,763
MMG Ltd.(a)	746,000	128,969
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	168,300	45,574
Sansteel Minguang Co. Ltd. Fujian, Class A	46,151	43,483
Shandong Nanshan Aluminum Co. Ltd., Class A	229,500	65,030
Shanxi Taigang Stainless Steel Co. Ltd., Class A	122,400	56,209
Shougang Fushan Resources Group Ltd.	918,000	169,364
Tiangong International Co. Ltd.	306,000	87,248
Tongling Nonferrous Metals Group Co. Ltd., Class A	168,300	44,399
Xiamen Tungsten Co. Ltd., Class A	30,499	52,916
Yintai Gold Co. Ltd., Class A	30,600	68,297
Zhejiang Huayou Cobalt Co. Ltd., Class A	15,300	69,344

		3,653,589

Finland — 0.2%
Outokumpu OYJ(a)	94,554	283,242

France — 0.3%
APERAM SA	15,606	429,643
Constellium SE(a)	1,890	15,517
Eramet(a)	2,907	101,115

		546,275

Germany — 0.9%
Aurubis AG	10,251	592,940
Salzgitter AG(a)	12,240	164,744
thyssenkrupp AG(a)(b)	123,930	835,392

		1,593,076

India — 1.5%
APL Apollo Tubes Ltd.	1,530	30,711
Hindalco Industries Ltd.	356,643	654,884
Jindal Saw Ltd.	14,188	8,640
Jindal Steel & Power Ltd.(a)	126,795	203,818
JSW Steel Ltd.	261,936	638,072
Mishra Dhatu Nigam Ltd.(e)	14,229	37,945
MOIL Ltd.	21,420	35,961
National Aluminium Co. Ltd.	164,475	63,949
Tata Steel Ltd., GDR(f)	93,636	360,499
Vedanta Ltd.	462,672	564,143
Vedanta Ltd., ADR	33,966	165,754
Welspun Corp. Ltd.	5,078	4,026

		2,768,402

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Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia — 0.0%
Krakatau Steel Persero Tbk PT(a)	464,953	$6,110
Timah Tbk PT	258,367	7,852

		13,962

Japan — 6.1%
Asahi Holdings Inc.	15,300	393,382
Daido Steel Co. Ltd.	10,100	346,401
Dowa Holdings Co. Ltd.	15,300	491,372
Hitachi Metals Ltd.	65,700	757,409
JFE Holdings Inc.	153,000	1,124,760
Kobe Steel Ltd.(a)	91,800	341,688
Kyoei Steel Ltd.	10,100	133,498
Maruichi Steel Tube Ltd.	17,400	445,599
Mitsubishi Materials Corp.	34,700	790,078
Mitsui Mining & Smelting Co. Ltd.	15,300	329,759
Neturen Co. Ltd.	15,300	79,245
Nippon Denko Co. Ltd.(a)	3,600	5,213
Nippon Light Metal Holdings Co. Ltd.	198,900	341,546
Nippon Steel Corp.	249,905	2,302,462
Sumitomo Metal Mining Co. Ltd.	76,500	2,130,937
Toho Titanium Co. Ltd.	15,300	95,434
Tokyo Steel Manufacturing Co. Ltd.	30,600	198,253
UACJ Corp.	13,238	244,522
Yamato Kogyo Co. Ltd.	15,300	315,984

		10,867,542

Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	443,700	384,761

Mexico — 1.1%
Grupo Mexico SAB de CV, Series B	948,600	2,035,248

Netherlands — 1.3%
AMG Advanced Metallurgical Group NV	9,486	158,962
ArcelorMittal SA	219,708	2,102,994

		2,261,956

Norway — 0.6%
Norsk Hydro ASA(a)	411,876	1,045,776

Peru — 0.5%
Southern Copper Corp.	25,857	938,609

Poland — 0.6%
Jastrzebska Spolka Weglowa SA	17,289	71,394
KGHM Polska Miedz SA(a)	42,381	913,199

		984,593

Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	791,469	138,331

Russia — 4.9%
Alrosa PJSC	778,772	727,605
Magnitogorsk Iron & Steel Works PJSC	688,500	394,146
Mechel PJSC, ADR(a)	33,874	61,312
MMC Norilsk Nickel PJSC	19,384	6,066,997
Novolipetsk Steel PJSC	367,200	716,090
Severstal PAO	63,495	840,053

		8,806,203

Saudi Arabia — 0.7%
Saudi Arabian Mining Co.(a)	132,957	1,213,740

South Africa — 2.4%
African Rainbow Minerals Ltd.(b)	33,966	325,123
Anglo American Platinum Ltd.	16,371	1,030,715

Security	Shares	Value

South Africa (continued)
Impala Platinum Holdings Ltd.	245,106	$1,627,784
Kumba Iron Ore Ltd.	19,737	531,022
Northam Platinum Ltd.(a)	108,936	677,363
Royal Bafokeng Platinum Ltd.(a)	44,523	88,190

		4,280,197

South Korea — 2.8%
Dongkuk Steel Mill Co. Ltd.(a)	17,442	60,067
Hyundai Steel Co.	26,775	472,392
KISWIRE Ltd.	2,754	32,022
Korea Zinc Co. Ltd.	2,601	793,878
Namsun Aluminum Co. Ltd.(a)(b)	18,360	93,990
Poongsan Corp.	5,814	92,953
POSCO	22,644	3,309,430
Seah Besteel Corp.	3,825	30,021
SeAH Steel Holdings Corp.	1	26
Young Poong Corp.	153	63,006

		4,947,785

Spain — 0.2%
Acerinox SA	49,266	390,950

Sweden — 1.5%
Boliden AB	83,538	1,811,194
Granges AB(a)	22,950	182,999
SSAB AB, Class A(a)(b)	71,910	177,974
SSAB AB, Class B(a)	188,496	458,914

		2,631,081

Taiwan — 1.9%
China Metal Products	153,011	141,927
China Steel Corp.	3,519,612	2,321,010
Chung Hung Steel Corp.	312,000	81,052
Feng Hsin Steel Co. Ltd.	153,000	265,489
TA Chen Stainless Pipe	306,610	274,188
Tung Ho Steel Enterprise Corp.	153,000	122,043
YC INOX Co. Ltd.	153,000	122,298
Yieh Phui Enterprise Co. Ltd.	355,644	98,550

		3,426,557

Turkey — 0.4%
Eregli Demir ve Celik Fabrikalari TAS	429,280	506,590
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	230,418	84,783
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	59,657	105,470

		696,843

United Kingdom — 19.4%
Anglo American PLC	375,309	7,890,692
Antofagasta PLC	120,411	1,304,645
Central Asia Metals PLC	50,796	97,590
Evraz PLC	156,519	546,457
Ferrexpo PLC	91,035	197,969
Glencore PLC	3,054,339	5,657,323
Hill & Smith Holdings PLC	24,174	381,350
KAZ Minerals PLC	72,216	422,923
Rio Tinto PLC	342,720	18,274,389

		34,773,338

United States — 9.6%
Alcoa Corp.(a)(b)	57,528	529,833
Allegheny Technologies Inc.(a)(b)	38,097	330,682
Arconic Corp.(a)(b)	30,294	438,354
Carpenter Technology Corp.	14,688	343,259
Century Aluminum Co.(a)(b)	17,595	104,866

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Metals & Mining Producers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Cleveland-Cliffs Inc.(b)	120,717	$630,143
Commercial Metals Co.	36,414	624,864
Compass Minerals International Inc.	10,251	493,893
Coronado Global Resources Inc.(b)(e)	61,506	48,381
Freeport-McMoRan Inc.	444,312	4,029,910
Haynes International Inc.	3,825	87,325
Kaiser Aluminum Corp.	4,896	351,288
Materion Corp.	6,273	329,333
Nucor Corp.	92,259	3,898,865
Reliance Steel & Aluminum Co.	20,502	1,988,694
Schnitzer Steel Industries Inc., Class A	8,262	129,713
Steel Dynamics Inc.	65,484	1,739,255
SunCoke Energy Inc.	25,857	88,172
U.S. Steel Corp.(b)	52,173	419,471
Warrior Met Coal Inc.	15,840	223,027
Worthington Industries Inc.	12,240	366,221

		17,195,549

Total Common Stocks — 98.5% (Cost: $242,882,274)		176,031,889

Preferred Stocks

Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	61,200	397,212
Cia. Ferro Ligas da Bahia-Ferbasa, Preference Shares, NVS	15,300	56,877
Gerdau SA, Preference Shares, NVS	336,600	832,343
Metalurgica Gerdau SA, Preference Shares, NVS	229,500	260,724
Usinas Siderurgicas de Minas Gerais SA, Class A, Preference Shares, NVS	122,400	138,602

		1,685,758

Total Preferred Stocks — 0.9% (Cost: $1,087,217)		1,685,758

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(g)(h)(i)	1,931,874	$1,934,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(g)(h)	40,000	40,000

		1,974,772

Total Short-Term Investments — 1.1% (Cost: $1,972,285)		1,974,772

Total Investments in Securities — 100.5% (Cost: $245,941,776)		179,692,419

Other Assets, Less Liabilities — (0.5)%		(877,743)

Net Assets — 100.0%		$178,814,676

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,540,139	(1,608,265)	1,931,874	$1,934,772	$68,342	(b)	$763	$1,296
BlackRock Cash Funds: Treasury, SL Agency Shares	186,000	(146,000)	40,000	40,000	2,177		—	—

				$1,974,772	$70,519		$763	$1,296

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$174,818,149	$1,213,740	$0	(a)	$176,031,889
Preferred Stocks	1,685,758	—	—		1,685,758
Money Market Funds	1,974,772	—	—		1,974,772

	$178,478,679	$1,213,740	$0	(a)	$179,692,419

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

4